INVENTORY (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,610,663	$ 1,271,317	$ 2,848,291	$ 2,320,886
Reversal of inventory write-down	10,421	134,410	28,246	283,169
Inventory [member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,410,092	$ 1,177,811	$ 2,481,257	$ 2,144,150